Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	Year Ended December 31,
	2011	2012	2013
A	11%	-	-
B	-	-	-
C	20%	51%	63%
D	12%	-	-
E	12%	-	-
F	13%	-	-
G	-	21%	18%
H	-	17%	18%

Schedule of Related Party Transactions [Table Text Block]
	For the year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Management Fees –Related Parties (Note 7)
Central Mare Inc	5,575	2,345	1,351
International Shipmanagement Inc	155	-	-
Total	5,730	2,345	1,351
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	10	-	-
TMS Tankers	384	-	-
Heidmar Inc	45	-	-
Total	439	-	-